Income Tax - Schedule of Components of Net Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Intangibles	$ 433	$ 729	$ 806
Accrued expenses	31	16	15
Lease liability	71	91	118
NOL	6,597	5,608	5,329
Returns allowance	26	30	35
Total net deferred tax assets	7,194	6,474	6,303
Valuation allowance	(7,111)	(6,374)	(6,169)
Deferred tax liabilities:
Depreciation	(13)	(10)	(16)
ROU asset	(69)	(90)	(118)
Total net deferred tax liabilities	(82)	(100)	(134)
Net deferred tax asset/(liability)